UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BARCLAYS PRIVATE BANK AND TRUST LIMITED (JERSEY)
Address: 39/41 Broad Street, St. Helier
	 Jersey, Channel Islands JE4 8PU

Form 13F File Number: 	028-13877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Leslie Cunliffe
Title: Head of Jersey Trust Operation
Phone: 01534 812858

Signature, Place, and Date of Signing:

Leslie Cunliffe         Jersey, C.I.       March 30, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
28-826                        Barclays PLC

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